UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.2%
COMMUNICATIONS—TOWERS 2.1%
American Tower Corp.	540,202	$65,656,151

REAL ESTATE 97.1%
HEALTH CARE 5.4%
Brookdale Senior Living(a)	1,150,333	15,448,972
Healthcare Trust of America, Class A	1,239,440	38,992,782
Physicians Realty Trust	1,621,291	32,215,052
Ventas	1,316,763	85,642,266
		172,299,072
HOTEL 7.0%
Hilton Worldwide Holdings	1,035,968	60,562,689
Host Hotels & Resorts	2,838,811	52,972,213
Park Hotels & Resorts	1,506,768	38,678,735
Red Rock Resorts, Class A	1,783,849	39,565,771
Sunstone Hotel Investors	1,983,790	30,411,501
		222,190,909
INDUSTRIALS 4.8%
Prologis	2,329,042	120,830,699
PS Business Parks	270,802	31,077,238
		151,907,937
NET LEASE 6.4%
Agree Realty Corp.	649,915	31,169,923
Four Corners Property Trust	1,090,258	24,890,590
Gaming and Leisure Properties	943,480	31,531,102
Gramercy Property Trust	1,440,427	37,883,230
Spirit Realty Capital	4,357,444	44,140,908
STORE Capital Corp.	1,313,048	31,355,586
		200,971,339
OFFICE 19.2%
Alexandria Real Estate Equities	419,186	46,328,437
Boston Properties	423,317	56,051,404
Brandywine Realty Trust	2,424,289	39,346,210
Corporate Office Properties Trust	1,378,635	45,632,818
Cousins Properties	5,577,443	46,125,454
Douglas Emmett	1,366,678	52,480,435
Easterly Government Properties	896,411	17,739,974
Empire State Realty Trust, Class A	2,244,320	46,322,765

1

	Number of Shares	Value
Hudson Pacific Properties	1,296,112	$44,897,320
Kilroy Realty Corp.	857,065	61,777,245
SL Green Realty Corp.	987,789	105,318,063
Vornado Realty Trust	449,227	45,061,960
		607,082,085
RESIDENTIAL 21.9%
APARTMENT 14.3%
Apartment Investment & Management Co.	1,742,676	77,287,681
AvalonBay Communities	759,864	139,511,030
Equity Residential	1,617,932	100,667,729
UDR	3,669,357	133,050,885
		450,517,325
MANUFACTURED HOME 1.7%
Sun Communities	661,886	53,169,303

SINGLE FAMILY 2.5%
American Homes 4 Rent, Class A	1,348,600	30,963,856
Colony Starwood Homes	1,116,305	37,898,555
Invitation Homes	541,827	11,828,083
		80,690,494
STUDENT HOUSING 3.4%
American Campus Communities	1,120,378	53,318,789
Education Realty Trust	1,328,513	54,269,756
		107,588,545
TOTAL RESIDENTIAL		691,965,667

SELF STORAGE 6.8%
CubeSmart	2,850,005	73,986,130
Extra Space Storage	1,190,130	88,533,771
Life Storage	623,337	51,188,434
		213,708,335
SHOPPING CENTERS 12.1%
COMMUNITY CENTER 4.4%
Brixmor Property Group	4,809,014	103,201,440
DDR Corp.	2,716,722	34,040,527
		137,241,967
REGIONAL MALL 7.7%
Simon Property Group	1,416,629	243,702,687

2

		Number of Shares	Value
TOTAL SHOPPING CENTERS			$380,944,654

SPECIALTY 13.5%
CoreCivic		462,292	14,525,215
CyrusOne		786,070	40,459,023
DuPont Fabros Technology		2,102,926	104,284,100
Equinix		380,852	152,481,715
GEO Group/The		844,555	39,162,015
Outfront Media		1,672,972	44,417,407
QTS Realty Trust, Class A		607,184	29,600,220
			424,929,695
TOTAL REAL ESTATE			3,065,999,693
TOTAL COMMON STOCK (Identified cost—$2,873,617,264)			3,131,655,844

SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(b)		36,000,000	36,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$36,000,000)			36,000,000
TOTAL INVESTMENTS (Identified cost—$2,909,617,264)	100.3%		3,167,655,844
WRITTEN OPTION CONTRACTS	(0.0)		(604,000)
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)		(10,375,209)
NET ASSETS	100.0%		$3,156,676,635

	Number of Contracts
WRITTEN OPTION CONTRACTS 0.0%
Equinix, Call, USD Strike Price 400, expires 6/16/17	400	$(604,000)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$290,776)		$(604,000)

Glossary of Portfolio Abbreviations

USD	United States Dollar

3

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the fund.

4

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$3,131,655,844	$3,131,655,844	$—	$—
Short-Term Investments	36,000,000	—	36,000,000	—
Total Investments(a)	$3,167,655,844	$3,131,655,844	$36,000,000	$—
Written Option Contracts	$(604,000)	$—	$(604,000)	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(604,000)	$—	$(604,000)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written options during the three months ended  March 31, 2017, were as follows:

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2016	400,000	$411,320
Options contracts written	400	290,776
Options contracts exercised	(400,000)	(411,320)
Written option contracts outstanding at March 31, 2017	400	$290,776

Note 3. Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$2,909,617,264
Gross unrealized appreciation	$308,985,300
Gross unrealized depreciation	(50,946,720)
Net unrealized appreciation (depreciation)	$258,038,580

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Financial Officer		Title: Principal Executive Officer

Date: May 26, 2017